Fair Value Measurement (Schedule of Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs) (Details)) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs [Roll Forward]
Fair value as of January 1	$ 6,991	$ 35,656
Settlements	(3,500)	(4,994)
Change in fair value recognized in earnings	(872)	(23,671)
Fair value as of December 31	$ 2,619	$ 6,991